REVENUES BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF INFORMATION BY REVENUE STREAMS

The following tables present summary information by revenue streams for the years ended December 31, 2023, 2024, and 2025, respectively:

		For the year ended December 31, 2023
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	4,646	4	-	4,650
Gross Profit	1,990	-	-	1,990

		For the year ended December 31, 2024
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	4,209	7	-	4,216
Gross Profit	1,522	-	-	1,522

		For the year ended December 31, 2025
	Swim fees	Sales of merchandise	Pickleball	Total
	S$’000	S$’000	S$’000	S$’000
Revenue	4,139	7	4	4,150
Gross Profit	1,133	-	2	1,135